Property, Plant and Equipment, Net (Schedule of Composition of Property, Plant and Equipment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	$ 818,561	$ 667,642
Additions	226,449	103,358	[1]
Disposals	(2,998)	(9,565)
Reclassification	0	0
Acquisition as part of business combination	50,594
Differences in translation reserves	33,214	57,126
Balance at end of year	1,125,820	818,561
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	1,008,901	819,790
Additions	267,227	135,077	[1]
Disposals	(3,460)	(13,804)
Reclassification	0	0
Acquisition as part of business combination	50,594
Differences in translation reserves	41,149	67,838
Balance at end of year	1,364,411	1,008,901
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	(190,340)	(152,148)
Additions	40,778	31,719	[1]
Disposals	462	4,239
Reclassification	0	0
Acquisition as part of business combination	0
Differences in translation reserves	7,935	10,712
Balance at end of year	(238,591)	(190,340)
Roads, buildings and leasehold improvements [member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	72,222	41,952
Additions	5,709	193	[1]
Disposals	(453)	0
Reclassification	2,242	26,000
Acquisition as part of business combination	1,682
Differences in translation reserves	2,554	4,077
Balance at end of year	83,956	72,222
Roads, buildings and leasehold improvements [member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	(12,799)	(9,883)
Additions	3,453	2,114	[1]
Disposals	240	0
Reclassification	1,585	0
Acquisition as part of business combination	0
Differences in translation reserves	551	802
Balance at end of year	(18,148)	(12,799)
Facilities, machinery and equipment [member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	763,828	499,948
Additions	2,527	4,902	[1]
Disposals	0	(4,170)
Reclassification	0	208,931
Acquisition as part of business combination	0
Differences in translation reserves	25,920	54,217
Balance at end of year	792,275	763,828
Facilities, machinery and equipment [member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	(175,633)	(140,626)
Additions	36,620	29,341	[1]
Disposals	0	4,170
Reclassification	0	0
Acquisition as part of business combination	0
Differences in translation reserves	7,384	9,836
Balance at end of year	(219,637)	(175,633)
Wind power plant [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	0
Additions	894
Disposals	(972)
Acquisition as part of business combination	29,922
Differences in translation reserves	0
Balance at end of year	29,844	0
Wind power plant [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	(0)
Additions	634
Disposals	71
Reclassification	0
Acquisition as part of business combination	0
Differences in translation reserves	0
Balance at end of year	(563)	(0)
Computers [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	763	654
Additions	0	179	[1]
Disposals	0	(63)
Reclassification	(763)	0
Acquisition as part of business combination	0
Differences in translation reserves	0	(7)
Balance at end of year	0	763
Computers [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	(511)	(410)
Additions	0	140	[1]
Disposals	0	63
Reclassification	(511)	0
Acquisition as part of business combination	0
Differences in translation reserves	0	24
Balance at end of year	0	(511)
Office furniture and equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	1,132	1,047
Additions	240	60	[1]
Disposals	(150)	(6)
Reclassification	(808)	0
Acquisition as part of business combination	0
Differences in translation reserves	0	31
Balance at end of year	414	1,132
Office furniture and equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	(757)	(722)
Additions	71	29	[1]
Disposals	151	6
Reclassification	(434)	0
Acquisition as part of business combination	0
Differences in translation reserves	0	12
Balance at end of year	(243)	(757)
Assets under construction [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	127,116	239,934
Additions	252,096	113,434	[1]
Disposals	0	0
Reclassification	0	(234,931)
Acquisition as part of business combination	18,990
Differences in translation reserves	11,578	8,679
Balance at end of year	409,780	127,116
Others [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	43,840	36,255
Additions	5,761	16,309	[1]
Disposals	(1,885)	(9,565)
Reclassification	(671)	0
Acquisition as part of business combination	0
Differences in translation reserves	1,097	841
Balance at end of year	48,142	43,840
Others [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	(640)	(507)
Additions	0	95	[1]
Disposals	0	0
Reclassification	(640)	0
Acquisition as part of business combination	0
Differences in translation reserves	0	38
Balance at end of year	$ 0	$ (640)

[1]	Additions in respect of assets under construction are presented net of agreed compensation from the construction contractor. Refer to Note 17.A.f for further details.